PRIVATE PLACEMENT (Details Narrative) - Alpha Time Acquisition Corp [Member] - USD ($)						9 Months Ended		12 Months Ended
	Jan. 09, 2023	Jan. 06, 2023	Jan. 04, 2023	Jan. 03, 2023	Jan. 08, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Sale of Stock, Number of Shares Issued in Transaction			115,500
Proceeds from Issuance of Private Placement							$ 4,092,000	$ 4,092,000
Sale of Stock, Description of Transaction				The Founder Shares and Private Units (and underlying securities) will not, subject to certain exceptions, be transferred, assigned, sold or released from escrow in the case of (i) 50% of the Founder Shares and Private Units (and underlying securities) until the earlier to occur of: (A) six months after the date of the consummation of our initial business combination, or (B) the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (ii) the remaining 50% of the Founder Shares and Private Units (and underlying securities) until six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property.
Sponsor [Member]
Sale of Stock, Number of Shares Issued in Transaction		17,325			287,500
Sale of Stock, Price Per Share		$ 2.00
Private Warrant [Member]
Sale of Stock, Price Per Share			$ 11.50
Private Placement [Member] | Sponsor [Member]
Sale of Stock, Number of Shares Issued in Transaction	38,700	38,700	370,500
Sale of Stock, Price Per Share	$ 10.00		$ 10.00
Sale of Stock, Consideration Received on Transaction	$ 387,000		$ 3,705,000
Proceeds from Issuance of Private Placement	$ 387,000		$ 3,705,000
Private Placement [Member] | Sponsor [Member]
Sale of Stock, Number of Shares Issued in Transaction			370,500
Sale of Stock, Price Per Share			$ 10.00
Sale of Stock, Consideration Received on Transaction			$ 3,705,000
Sale of Stock, Description of Transaction			Each whole Private Placement Unit will consist of one ordinary share (“Private Share”), one warrant (“Private Warrant”) and one right (“Private Right”) entitling the holder thereof to receive one-tenth of one Private Share upon the completion of an Initial Business Combination.